Offerings	Nov. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2032
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 152,341,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,038.36
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's registration statement on Form S-3 (Reg. No. 333-281573), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.375% Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,392,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,637.94
Offering Note	See Offering Note 1.